Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

March 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A of Deutsche Total Return Bond Fund (formerly Deutsche Core Plus Income Fund) (the “Fund”), a series of Deutsche Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627; 811-00042)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2018. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect disclosure changes in the fund’s principal investment strategy associated with the adoption of an 80% policy. The Amendment also includes Class R which was previously filed with Commission on October 26, 2017 in Post-Effective Amendment No. 143. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on March 30, 2017 in Post-Effective Amendment No. 137 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Sincerely yours,

/s/ Andrew Hone

Andrew Hone

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C